N-2	Feb. 14, 2025 shares
Cover [Abstract]
Entity Central Index Key	0001495825
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	GUGGENHEIM TAXABLE MUNICIPAL BOND & INVESTMENT GRADE DEBT TRUST
Guggenheim Strategic Opportunities Fund [Member]
Prospectus [Line Items]
Shares, Outstanding	162,405,961
Cover [Abstract]
Entity Registrant Name	GUGGENHEIM STRATEGIC OPPORTUNITIES FUND
Guggenheim Active Allocation Fund [Member]
Prospectus [Line Items]
Shares, Outstanding	32,980,083
Cover [Abstract]
Entity Registrant Name	GUGGENHEIM ACTIVE ALLOCATION FUND
Guggenheim Taxable Municipal Bond And Investment Grade Debt Trust [Member]
Prospectus [Line Items]
Shares, Outstanding	26,709,894
Cover [Abstract]
Entity Registrant Name	GUGGENHEIM TAXABLE MUNICIPAL BOND & INVESTMENT GRADE DEBT TRUST